Schedule II - Valuation And Qualifying Accounts (Schedule Of Valuation Allowance) (Parenthetical) (Detail) ¥ in Millions	12 Months Ended
Mar. 31, 2016 JPY (¥)
Valuation allowance due to state tax rate adjustment
Valuation and Qualifying Accounts Disclosure [Line Items]
Deductions	¥ 8,069